Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2023
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Acquisitions and disposals of subsidiaries
6.  Acquisitions and disposals of subsidiaries
The company undertook a series of acquisitions and disposals and settled payments related to prior year acquisitions during the year ended 31 December 2023 and 31 December 2022, with no significant impact in the consolidated financial statements.